Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	BLUE STAR FOODS CORP.
Entity Central Index Key	0001730773
Entity Tax Identification Number	82-4270040
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 NW 109th Avenue
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33172
City Area Code	(305)
Local Phone Number	836-6858
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false